FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in interest rates, exchange rates and the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
Fair value versus carrying amount
The estimated fair value of certain financial instruments is determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2021.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,071	—	4,071	—	—	—
Restricted cash and other restricted funds *	113	—	113	—	—	—
Trade accounts receivable and other	5,586	—	5,052	—	534	—
Inventories	16,286	16,286	—	—	—	—
Prepaid expenses and other current assets	3,344	968	1,111	—	—	1,265
Total current assets	29,400	17,254	10,347	—	534	1,265

Non-current assets:
Goodwill and intangible assets	4,557	4,557	—	—	—	—
Property, plant and equipment and biological assets	30,229	30,190	—	39	—	—
Investments in associates and joint ventures	9,090	9,090	—	—	—	—
Other investments	2,292	—	—	—	2,292	—
Deferred tax assets	7,824	7,824	—	—	—	—
Other assets	2,032	277	797	136	—	822
Total non-current assets	56,024	51,938	797	175	2,292	822
Total assets	85,424	69,192	11,144	175	2,826	2,087

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,639	—	2,639	—	—	—
Trade accounts payable and other	14,076	—	14,076	—	—	—
Short-term provisions	659	644	15	—	—	—
Accrued expenses and other liabilities	4,497	1,403	2,681	—	—	413
Income tax liabilities	1,045	1,045	—	—	—	—
Total current liabilities	22,916	3,092	19,411	—	—	413

Non-current liabilities:
Long-term debt, net of current portion	6,589	—	6,589	—	—	—
Deferred tax liabilities	1,958	1,958	—	—	—	—
Deferred employee benefits	4,528	4,528	—	—	—	—
Long-term provisions	1,952	1,947	5	—	—	—
Other long-term obligations	1,156	296	786	—	—	74
Total non-current liabilities	16,183	8,729	7,380	—	—	74

Equity:
Equity attributable to the equity holders of the parent	44,165	44,165	—	—	—	—
Non-controlling interests	2,160	2,160	—	—	—	—
Total equity	46,325	46,325	—	—	—	—
Total liabilities and equity	85,424	58,146	26,791	—	—	487
*Restricted cash and other restricted funds of 113 include a cash deposit of 66 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2021.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,250	—	42	2,292
Trade accounts receivable and other subject to TSR programs*	—	—	534	534
Derivative financial current assets	—	1,265	—	1,265
Derivative financial non-current assets	—	726	96	822
Total assets at fair value	2,250	1,991	672	4,913
Liabilities at fair value:
Derivative financial current liabilities	—	413	—	413
Derivative financial non-current liabilities	—	74	—	74
Total liabilities at fair value	—	487	—	487
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
On February 9, 2021 and June 18, 2021, the Company completed the sale of 40 million and 38.2 million common shares in Cleveland-Cliffs, respectively, as part of a combined primary and secondary public offering of Cleveland-Cliffs shares, for a total net proceed of 1,377. As the investment in Cleveland-Cliffs was classified at FVOCI, the related combined gain of 357 (267 net of tax) recognized in other comprehensive income was transferred to retained earnings.
On July 28, 2021, ArcelorMittal received 1,235 in cash from Cleveland-Cliffs following the purported redemption of Cleveland-Cliffs preferred shares.
Portfolio of derivatives
Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy, emission rights and others. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.

The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2021 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	5	—	10	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	5,122	93	1,350	(38)
Forward sale of contracts	1,099	22	1,263	(31)
Currency swaps sales	150	19	—	—
Currency swaps purchases	260	27	—	—
Exchange option purchases	2,439	18	1,694	(15)
Exchange options sales	1,212	12	2,915	(14)
Total foreign exchange rate instruments		191		(98)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	509	28	952	(265)
Term contracts purchases	2,779	1,767	818	(52)
Options sales/purchases	153	5	614	(72)
Total raw materials (base metal), freight, energy, emission rights and others		1,800		(389)
Total		1,991		(487)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2020 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	22	—	10	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	356	2	2,199	(113)
Forward sale of contracts	847	24	371	(19)
Currency swaps purchases	260	36	—	—
Exchange option purchases	2,938	18	1,176	(15)
Exchange options sales	2,960	26	1,208	(23)
Total foreign exchange rate instruments		106		(170)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	567	38	370	(46)
Term contracts purchases	1,673	473	854	(87)
Option sales/purchases	47	1	48	(1)
Total raw materials (base metal), freight, energy, emission rights and others		512		(134)
Total		618		(304)
Derivative financial assets classified as Level 3 include the call option on the 1,000 mandatory convertible bonds. The fair valuation of Level 3 derivative instruments is established at each reporting date including an analysis of changes in the fair value measurement since the last period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
ArcelorMittal calculates the fair value of the call option on the 1,000 mandatory convertible bonds through the use of binomial valuation models. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the
Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period. Observable input data used in the valuations include zero coupon yield curves, stock market prices, European Central Bank foreign exchange fixing rates and Libor interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computes unobservable volatility data based mainly on the movement of stock market prices observable in the active market over 90 working days.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 as of June 30, 2021 and December 31, 2020:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2019	127	(176)	(125)	(174)
Change in fair value	(117)	(11)	(1)	(129)
Balance as of June 30, 2020	10	(187)	(126)	(303)
Change in fair value/ foreign exchange difference	49	17	(9)	57
Value of option at exercise date/divested balance	—	170	135	305
Balance as of December 31, 2020	59	—	—	59
Change in fair value	37	—	—	37
Balance as of June 30, 2021	96	—	—	96